New standards and interpretations not yet adopted - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Jul. 23, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	R$ 192,006		R$ 184,961	R$ 58,306
Deferred Income Tax and Social Contribution	88,546		57,340
Total non-current assets	5,378,026		5,400,618
Current liabilities
Lease liabilities	18,263		7,101
Non-current liabilities
Lease liabilities	154,840		146,613
Total	173,103		153,714
Parent’s net investment		R$ (3,093,748)	R$ (3,100,083)
Somos - Anglo (Predecessor)
Non-current assets
Property, plant and equipment					R$ 56,852	R$ 57,260	R$ 58,728
Deferred Income Tax and Social Contribution						27,556	25,484
Total non-current assets						748,521	744,212
Non-current liabilities
Parent’s net investment						R$ 479,109	R$ (200,930)
Somos - Anglo (Predecessor) | IFRS 16 Leases [Member]
New standards and interpretations not yet adopted
Weighted average discount rate of leased assets portfolio				9.67%
Somos - Anglo (Predecessor) | IFRS 16 Leases [Member] | Opening Balance adjustments [Member]
Non-current assets
Property, plant and equipment				R$ 154,681
Deferred Income Tax and Social Contribution				3,278
Total non-current assets				157,959
Current liabilities
Lease liabilities				13,275
Non-current liabilities
Lease liabilities				145,931
Total				159,206
Parent’s net investment				R$ (1,247)